Non-Controlling Interests - Movement (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2021 EUR (€)	Apr. 30, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of subsidiaries [line items]
Balance at beginning of the year			€ 6,720,055	€ 6,845,768
Dividends paid	€ 8,811	$ 10,485
Balance at end of the year			7,317,098	6,720,055
Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year			1,611,663	2,023,649
Additions			76,601	90,444
Business combination / Perimeter additions			1,604	(394,011)
Dividends paid			(6,503)
Translation differences			110,124	(108,419)
Balance at end of the year			1,793,489	1,611,663
Non-controlling interests | Grifols (Thailand) Ltd.
Disclosure of subsidiaries [line items]
Balance at beginning of the year			4,338	4,549
Additions			218	221
Translation differences			(139)	(432)
Balance at end of the year			4,417	4,338
Non-controlling interests | Grifols Malaysia Sdn Bhd
Disclosure of subsidiaries [line items]
Balance at beginning of the year			2,923	2,171
Additions			810	932
Business combination / Perimeter additions			(843)
Translation differences			169	(180)
Balance at end of the year			3,059	2,923
Non-controlling interests | Araclon Biotech, S.A.
Disclosure of subsidiaries [line items]
Balance at beginning of the year			(1,088)	429
Additions			(1,119)	(1,517)
Business combination / Perimeter additions			2,447	0
Balance at end of the year			240	(1,088)
Non-controlling interests | VCN Bioscience, S.L.
Disclosure of subsidiaries [line items]
Balance at beginning of the year			316	(152)
Additions			(219)	(235)
Business combination / Perimeter additions				703
Balance at end of the year			97	316
Non-controlling interests | Kiro Grifols , S.L.
Disclosure of subsidiaries [line items]
Balance at beginning of the year			598	24
Additions			(314)	(426)
Business combination / Perimeter additions				1,000
Balance at end of the year			284	598
Non-controlling interests | Haema AG.
Disclosure of subsidiaries [line items]
Balance at beginning of the year			231,284	226,071
Additions			2,258	5,213
Balance at end of the year			233,542	231,284
Non-controlling interests | BPC Plasma, Inc (formerly Biotest US Corporation)
Disclosure of subsidiaries [line items]
Balance at beginning of the year			274,995	280,010
Additions			8,014	19,032
Translation differences			22,267	(24,047)
Balance at end of the year			305,276	274,995
Non-controlling interests | Grifols Diagnostic Solutions, Inc.
Disclosure of subsidiaries [line items]
Balance at beginning of the year			1,087,632	1,510,547
Additions			65,894	69,520
Business combination / Perimeter additions				(408,675)
Dividends paid			(6,503)
Translation differences			87,827	(83,760)
Balance at end of the year			1,234,850	1,087,632
Non-controlling interests | Plasmavita Healthcare
Disclosure of subsidiaries [line items]
Balance at beginning of the year			10,665
Additions			1,059	(22)
Business combination / Perimeter additions				10,687
Balance at end of the year			11,724	10,665
Non-controlling interests | Alkahest, Inc. (USA)
Disclosure of subsidiaries [line items]
Balance at beginning of the year			€ 0
Additions				(2,274)
Business combination / Perimeter additions				2,274
Balance at end of the year				€ 0